Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information
Schedule of revenue percentage by major customer

	2010	2011	2012

Customer A – Drilling rig segment	26%	21%	-
Customer B – Drilling rig segment	20%	12%	38%
Customer C – Drilling rig segment	-	-	14%
Customer D – Drilling rig segment	-	24%	-